EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings per Share	The following table sets forth the computation of the basic and diluted earnings per share attributable to Match Group shareholders:

	Years Ended December 31,
	2020		2019		2018
	Basic	Diluted	Basic	Diluted	Basic	Diluted

	(In thousands, except per share data)
Numerator
Net earnings from continuing operations	$587,679	$587,679	$517,340	$517,340	$461,053	$461,053
Net earnings attributable to noncontrolling interests	(59,599)	(59,599)	(103,401)	(103,401)	(85,187)	(85,187)
Impact from subsidiaries' dilutive securities of continuing operations(a)	—	(9,999)	—	(25,997)	—	(24,783)
Interest on dilutive Exchangeable Notes, net of income tax(b)	—	16,300	—	5,791	—	3,500
Net earnings from continuing operations attributable to Match Group, Inc. shareholders	$528,080	$534,381	$413,939	$393,733	$375,866	$354,583

(Loss) earnings from discontinued operations, net of tax	$(366,070)	$(366,070)	$49,187	$49,187	$306,643	$306,643
Net loss (earnings) attributable to noncontrolling interests of discontinued operations	319	319	(9,288)	(9,288)	(45,599)	(45,599)
Impact from subsidiaries’ dilutive securities of discontinued operations(a)	—	(240)	—	(67)	—	(445)
Net (loss) earnings from discontinued operations attributable to shareholders	(365,751)	(365,991)	39,899	39,832	261,044	260,599
Net earnings attributable to Match Group, Inc. shareholders	$162,329	$168,390	$453,838	$433,565	$636,910	$615,182

Denominator
Weighted average basic shares outstanding	223,433	223,433	181,869	181,869	180,025	180,025
Dilutive securities(a)(c)(d)	—	12,157	—	10,129	—	16,409
Dilutive shares from Exchangeable Notes, if-converted(b)	—	20,430	—	9,784	—	7,340
Denominator for earnings per share—weighted average shares(a)(c)(d)	223,433	256,020	181,869	201,782	180,025	203,774

Earnings (loss) per share:
Earnings per share from continuing operations	$2.36	$2.09	$2.28	$1.95	$2.09	$1.74
(Loss) earnings per share from discontinued operations, net of tax	$(1.64)	$(1.43)	$0.22	$0.20	$1.45	$1.28
Earnings per share attributable to Match Group, Inc. shareholders	$0.73	$0.66	$2.50	$2.15	$3.54	$3.02
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(a)Prior to the Separation, Former IAC had the option to settle certain Former Match Group and ANGI Homeservices (“ANGI”) stock-based awards with Former IAC shares. For the period prior to the Separation in the year ended December 31, 2020, for continuing operations it was more dilutive for Former Match Group to settle certain Former Match Group equity awards; and for discontinued operations it was more dilutive for ANGI to settle certain ANGI equity awards. For the year ended December 31, 2019, for continuing operations it was more dilutive for Former Match Group to settle certain Former Match Group equity awards; and for discontinued operations, it was more dilutive for Former IAC to settle certain ANGI equity awards. For the year ended December 31, 2018, for continuing operations it was more dilutive for Former IAC to settle certain Former Match Group equity awards; and for discontinued operations it was more dilutive for Former IAC to settle certain ANGI equity awards.
(b)The Company uses the if-converted method for calculating the dilutive impact of the outstanding Exchangeable Notes. For the year ended December 31, 2020, the Company adjusted net earnings from continuing operations attributable to Match Group, Inc. shareholders for the cash interest expense, net of income taxes, incurred on the 2022, 2026, and 2030 Exchangeable Notes and dilutive shares were included for the same set of notes at the Match Group exchange rates. For the year ended December 31, 2019, the Company adjusted net earnings from continuing operations attributable to Match Group, Inc. shareholders for the cash interest expense, net of income taxes, incurred on the 2022 and 2026 Exchangeable Notes and dilutive shares were included for the same set of notes at the Former IAC exchange rates multiplied by the Separation exchange ratio. For the year ended December 31, 2019 the 2030 Exchangeable Notes were not more dilutive under the if-converted method and therefore the weighted average 2.5 million shares related to the 2030 Exchangeable Notes are excluded from dilutive securities. For the year ended December 31, 2018, the Company adjusted net earnings from continuing operations attributable to Match Group, Inc. shareholders for the cash interest expense, net of income taxes, incurred on the 2022 Exchangeable Notes and dilutive shares were included for the same set of notes at the Former IAC exchange rates multiplied by the Separation exchange ratio.
(c)If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options, warrants, and subsidiary denominated equity; and vesting of restricted stock units. For the years ended December 31, 2020, 2019, and 2018, 13.4 million, 15.7 million and 7.5 million potentially dilutive securities, respectively, are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.
(d)Market-based awards and performance-based stock units (“PSUs”) are considered contingently issuable shares. Shares issuable upon exercise or vesting of market-based awards and PSUs are included in the denominator for earnings per share if (i) the applicable market or performance condition(s) has been met and (ii) the inclusion of the market-based awards and PSUs is dilutive for the respective reporting periods. For the years ended December 31, 2020, 2019, and 2018, 0.4 million, 0.4 million, and 0.2 million market-based awards and PSUs, respectively, were excluded from the calculation of diluted earnings per share because the market or performance conditions had not been met.